[CHAPMAN AND CUTLER LETTERHEAD]

March 2, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Innovator ETFs Trust (Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for Innovator MSCI EAFE Power Buffer ETF™ – July, Innovator MSCI Emerging Markets Power Buffer ETF™ – July, Innovator Russell 2000 Power Buffer ETF™ – October and Innovator Nasdaq-100 Power Buffer ETF™ – October, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 338 which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on February 28, 2020.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours, Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney